Disposition of Wholly-Owned Subsidiary (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disposition of Wholly-Owned Subsidiary [Abstract]
Schedule of Accounted for Transaction	The Company has accounted for the transaction as follows:
December 7,
2022
Common stock consideration	$3,600,000
Reduced by cash paid to Painscript to cover liabilities	(100,000)
Net consideration	3,500,000
Net assets of Painscript on December 7, 2022	3,627,927
Loss on disposition of Painscript	$(127,927)
The Company has accounted for the transaction as follows:
December 7,
2022
Common stock consideration	$3,600,000
Reduced by cash paid to PainScript to cover liabilities	(100,000)
Net consideration	3,500,000
Net assets of PainScript on December 7, 2022	3,627,927
Loss on disposition of PainScript	$(127,927)